Acquisitions and Dispositions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 20, 2012	Jun. 20, 2012 Steel Mills [Member]	Jun. 20, 2012 Skyline Steel LLC [Member]	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2013 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2013 Other Minor Acquisitions [Member]	Dec. 31, 2012 Other Minor Acquisitions [Member]	Dec. 31, 2011 Other Minor Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition purchase price for Skyline LLC							$ 675,400,000
Goodwill attributed to the expected synergies					138,579,000	138,600,000
Goodwill expected to be deductible for tax purposes						128,200,000
Loss on assets	17,600,000	14,000,000	17,563,000
Equity method investment, ownership percentage								50.00%
Equity method investment, carrying amount		936,000,000	855,900,000						134,500,000	95,400,000
Period used for lag basis, in months								1 month
Business acquisition purchase price			$ 760,833,000	$ 3,959,000							$ 0	$ 85,400,000	$ 4,000,000